Merchandise Inventories, Net	12 Months Ended
Mar. 31, 2025
Merchandise Inventories, Net [Abstract]
MERCHANDISE INVENTORIES, NET

Note 5 — MERCHANDISE INVENTORIES, NET

Merchandise inventories, net, consisted of the following:

	As of March 31,
	2024	2025	2025
	HKD	HKD	US$
Hair styling series	911,875	1,345,908	172,998
Trimmer series	23,398	533,172	68,532
Nail care series	258,628	–	–
Other personal care appliances	661,785	355	46
Less: inventory allowances	–	–	–
Merchandise inventories, net	1,855,686	1,879,435	241,576

There was no inventory impairment for the years ended March 31, 2024 and 2025, respectively.